Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization	$ 17,072	$ 8,654
Subtotal	69,840	46,365
Less: Intangible assets, net from discontinued operations	6,507	7,747
Intangible assets, net	63,333	38,618
Copyrights [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,554	2,626
Patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	6,507	7,747
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	20,276	24,983
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 57,575	$ 19,663